Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2016
Accrued Expenses and Other Payables [Abstract]
Accrued Expenses and Other Payables
(13) Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	December 31,2016		December 31,2015
	RMB	US$	RMB
Other payables	5,204	750	8,682
Predicted liability	-	-	-
	5,204	750	8,682